Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables (net of loss allowance)	£ 7,055.0	£ 7,403.9
Unbilled costs	273.6	352.4
VAT and sales taxes recoverable	370.7	448.1
Prepayments	239.0	236.6
Fair value of derivatives	1.6	5.1
Other debtors	520.7	585.3
Trade and other receivables	£ 8,460.6	£ 9,031.4